Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Common Share

	Three months ended		Six months ended
(dollars in thousands, except per share data)	June 30,		June 30,
	2013	2012	2013	2012
Basic and Diluted Earnings per Share
Calculation:
Numerator: basic
Net earnings (loss) attributable
to common shareholders:
Continuing operations	$1,095	$(2,317)	$(2,794)	$(5,467)
Discontinued operations	442	3,912	(564)	2,440
Net earnings (loss) attributable to
common shareholders - total basic	$1,537	$1,595	$(3,358)	$(3,027)

Numerator: diluted
Net earnings (loss) attributable
to common shareholders:
Continuing operations	$1,095	$(2,317)	$(2,794)	$(5,467)
Preferred C dividend	469	0	0	0
Derivative Liability change
in fair market value	(2,137)	0	0	0
Total continuing operations	(573)	(2,317)	(2,794)	(5,467)
Discontinued operations	442	3,912	(564)	2,440
Net earnings (loss) attributable to
common shareholders - total diluted	$(131)	$1,595	$(3,358)	$(3,027)

Denominator:
Weighted average number
of common shares - basic	2,889,147	2,884,356	2,888,386	2,884,080
of common shares - diluted	6,639,350	2,884,356	2,888,386	2,884,080

Basic and Diluted Earnings
Per Common Share:
Net earnings (loss) attributable
to common shareholders
per weighted average common share:
Continuing operations - Basic	$0.38	$(0.81)	$(0.97)	$(1.90)
Discontinued operations - Basic	0.15	1.36	(0.19)	0.85
Total - Basic EPS	$0.53	$0.55	$(1.16)	$(1.05)
Continuing operations - Diluted	$(0.09)	$(0.81)	$(0.97)	$(1.90)
Discontinued operations - Diluted	0.07	1.36	(0.19)	0.85
Total - Diluted EPS	$(0.02)	$0.55	$(1.16)	$(1.05)

Schedule Of Potentially Dilutive Securities Excluded From Computation Of Earnings Per Share

	Three months ended		Six months ended
	June 30,		June 30,
	2013	2012	2013	2012
Preferred operating units	0	1,428	0	1,428
Outstanding stock options	27,875	26,938	27,875	26,937
Unvested stock awards outstanding	0	74	1,594	37
Warrants	3,750,000	3,787,425	3,750,000	3,024,725
Series C preferred stock	0	3,750,000	3,750,000	3,062,151
Total potentially dilutive securities
excluded from the denominator	3,777,875	7,565,865	7,529,469	6,115,278